Shareholders' Equity (Summary Of Weighted-Average Assumptions) (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Shareholders' Equity [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	67.00%	74.00%	72.20%	80.20%
Risk-free interest rate	2.60%	2.00%	1.90%	1.70%
Expected term (in years)	5 years 7 months 6 days	5 years 2 months 12 days	5 years 3 months 18 days	5 years 9 months 18 days
Weighted-average grant date fair-value	$ 0.23	$ 0.28	$ 0.28	$ 0.33